LEASES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Schedule of lease liability

	June 30,	September 30,
	2022	2021
Short term portion	$119,178	$167,101
Long term portion	—	75,530
Total lease liability	$119,178	$242,631

	September 30,	September 30,
	2021	2020
Short term portion	$167,101	$139,858
Long term portion	75,530	248,540
Total lease liability	$242,631	$388,398

Schedule of maturity analysis

Maturity analysis under these lease agreements are as follows:

2022 (remaining months)	$46,414
2023	84,175
Total undiscounted cash flows	130,589
Less: 10% Present value discount	(11,411)
Lease liability	$119,178

2022	$184,480
2023	84,175
Total undiscounted cash flows	268,656
Less: 10% Present value discount	(26,025)
Lease liability	$242,631

Schedule of lease expense

	Nine months ended June 30,
	2022	2021
Operating lease expense	$133,332	$137,530
Short-term lease expense	6,600	7,000
Total lease expense	$139,932	$144,530

	Twelve months ended
	September 30,	September 30,
	2021	2020
Operating lease expense	$177,777	$169,029
Short-term lease expense	8,400	3,250
Total lease expense	$186,177	$172,279

Schedule of weighted-average remaining lease term and discount rate	Weighted-average remaining lease term and discount rate for operating leases are as follows:

Weighted-average remaining lease term	0.73	years
Weighted-average discount rate	10%

Weighted-average remaining lease term	1.44	years
Weighted-average discount rate	10%